Note 8 - Line of Credit	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]

8. Line of Credit

The Company established a line of credit with a lender during the year ended December 31, 2020 in the amount of $2.5 million with a variable interest rate of 1.75% over the 30-day LIBOR (7.22% and 6.08% at December 31, 2023 and December 31, 2022, respectively). The line is secured by the personal assets of the Company’s Chief Executive Officer and the former Chair of the Board.

No drawdowns were made, and no costs incurred related to the line of credit during the year ended December 31, 2023 or 2022. The line of credit was terminated on February 14, 2024.